SHAREHOLDERS' EQUITY (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of classes of share capital [abstract]
Schedule of Share Capital
	December 31,
	2021		2020
	Authorized	Issued and Outstanding	Authorized	Issued and Outstanding
	Number of shares
Ordinary shares of NIS 0.02 par value each	150,000,000	41,170,168	150,000,000	35,600,088

Schedule of Changes in Share Capital
	Number of shares	NIS par value
Outstanding on January 1, 2020	25,754,297	515,086

Exercise of options	43,438	869

Issuance of ordinary shares	9,802,353	196,047

Outstanding on December 31, 2020	35,600,088	712,002

Exercise of options and vesting of restricted share units (“RSUs”)	156,120	3,122

Exercise of pre-funded warrants	883,534	17,671

Issuance of ordinary shares	4,530,426	90,609

Outstanding on December 31, 2021	41,170,168	823,404

Schedule of Composition Non-Controlling Interests
	December 31,
	2021	2020

Balance on January 1,	$10,837	$10,073

Forfeiture of non-controlling interests regarding share-based compensation	(536)	(238)

Share-based compensation	1,717	3,742

Exercise of subsidiary options	378	82

Benefit to non-controlling interests regarding Share-based compensation	23	10

Loss attributed to non-controlling interests	(2,652)	(2,832)

Balance on December 31,	$9,767	$10,837